Prepaid expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Cara Therapeutics, Inc.
Prepaid expenses

7.Prepaid expenses

As of March 31, 2025, prepaid expenses were $1,592, consisting of $5 of prepaid R&D clinical costs, $1,475 of prepaid insurance and $112 of other prepaid costs. As of December 31, 2024, prepaid expenses were $529, consisting of $13 of prepaid R&D clinical costs, $149 of prepaid insurance, and $367 of other prepaid costs.

6.Prepaid Expenses

As of December 31, 2024, the amount of prepaid expenses was $529, consisting of $13 of prepaid R&D clinical costs, $149 of prepaid insurance and $367 of other costs. As of December 31, 2023, the amount of prepaid expenses was $8,154, consisting of $7,245 of prepaid R&D clinical costs, $492 of prepaid insurance and $417 of other costs.